UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value
Common Stocks 98.53%		$573,448,493
(Cost $457,460,602)

Consumer Discretionary 16.14%		93,918,450

Hotels, Restaurants & Leisure 3.92%
Starbucks Corp. (I)	1,046,240	22,797,570

Internet & Catalog Retail 4.24%
Amazon.com, Inc. (I)	196,600	24,655,606

Specialty Retail 7.98%
Lowe's Companies, Inc.	824,600	17,852,590
Staples, Inc.	1,219,637	28,612,684

Consumer Staples 7.22%		41,986,645

Beverages 7.22%
PepsiCo, Inc.	298,500	17,796,570
The Coca-Cola Company	445,900	24,190,075

Energy 6.73%		39,189,541

Energy Equipment & Services 6.73%
National Oilwell Varco, Inc.	543,750	22,239,375
Schlumberger, Ltd.	267,100	16,950,166

Financials 6.42%		37,369,220

Capital Markets 4.02%
State Street Corp.	546,350	23,427,488

Consumer Finance 2.40%
American Express Company	370,200	13,941,732

Health Care 19.59%		114,003,845

Health Care Equipment & Supplies 5.69%
Medtronic, Inc.	266,026	11,409,855
Zimmer Holdings, Inc. (I)	385,200	21,694,464

Health Care Providers & Services 2.05%
Henry Schein, Inc. (I)	220,700	11,928,835

Health Care Technology 2.85%
Cerner Corp. (I)(L)	218,900	16,559,785

Pharmaceuticals 9.00%
Johnson & Johnson	370,700	23,302,202
Teva Pharmaceutical Industries, Ltd., SADR	513,200	29,108,704

Industrials 7.36%		42,842,653

Air Freight & Logistics 2.93%
FedEx Corp.	217,830	17,066,981

Trading Companies & Distributors 4.43%
Fastenal Company	621,400	25,775,672

Information Technology 29.19%		169,898,611

Communications Equipment 2.52%
QUALCOMM, Inc.	374,700	14,684,493

2

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Shares	Value
Information Technology (continued)

Computers & Peripherals 2.86%
Apple, Inc. (I)			86,600	$16,637,592

Internet Software & Services 3.95%
Google, Inc., Class A (I)			43,400	22,976,828

IT Services 8.02%
Automatic Data Processing, Inc.			425,950	17,374,501
Visa, Inc., Class A			357,100	29,292,913

Software 11.84%
Microsoft Corp.			821,850	23,159,733
Oracle Corp.			975,300	22,490,418
Red Hat, Inc. (I)			433,100	11,788,981
SAP AG, SADR			253,600	11,493,152

Materials 5.88%				34,239,528

Chemicals 5.88%
Ecolab, Inc.			390,000	17,121,000
Monsanto Company			225,600	17,118,528

		Maturity
	Yield*	date	Par value	Value
Short-Term Investments 1.74%				$10,127,521
(Cost $10,126,182)

U.S. Government Agency 1.51%				8,800,000
Federal Home Loan Bank,
Discount Note	0.030	02/01/10	8,800,000	8,800,000

			Shares	Value
Cash Equivalents 0.23%				1,327,521
John Hancock Collateral Investment Trust(W)	0.2068%(Y)		132,618	1,327,521

Total investments (Cost $467,586,784)† 100.27%				$583,576,014

Other assets and liabilities, net (0.27%)				($1,570,962)

Total net assets 100.00%				$582,005,052

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of January 31, 2010.

(W) Investment in an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of January 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

3

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $483,277,125. Net unrealized appreciation aggregated $100,298,889, of which $122,680,500 related to appreciated investment securities and $22,381,611 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of Manulife Financial Corporation, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
Investments in Securities	01/31/10	Price	Inputs	Inputs
Consumer Discretionary	$93,918,450	$93,918,450	—	—
Consumer Staples	41,986,645	41,986,645	—	—
Energy	39,189,541	39,189,541	—	—
Financials	37,369,220	37,369,220	—	—
Health Care	114,003,845	114,003,845	—	—
Industrials	42,842,653	42,842,653	—	—
Information Technology	169,898,611	169,898,611	—	—
Materials	34,239,528	34,239,528	—	—
Short-Term Investments	10,127,521	1,327,521	$8,800,000	—
Total Investments in Securities	$583,576,014	$574,776,014	$8,800,000	—

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund receives compensation for lending its securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

7

260Q1 1/10
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John Hancock
MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Classic Value Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 98.78%	$2,343,906,124
(Cost $2,407,387,351)

Consumer Discretionary 16.92%		401,604,962

Auto Components 2.95%
Magna International, Inc. Class A (I)	1,269,315	69,901,177

Household Durables 1.62%
Whirlpool Corp. (L)	512,050	38,495,919

Media 3.51%
Omnicom Group, Inc.	2,358,875	83,268,288

Multiline Retail 4.06%
J.C. Penney Company, Inc. (L)	3,883,600	96,429,788

Specialty Retail 4.78%
Home Depot, Inc.	1,260,764	35,314,000
Lowe's Companies, Inc.	603,275	13,060,904
Sherwin-Williams Company	1,028,175	65,134,886

Consumer Staples 3.87%		91,926,040

Food Products 1.86%
Kraft Foods, Inc., Class A (L)	1,593,675	44,081,051

Personal Products 2.01%
Avon Products, Inc.	1,587,425	47,844,989

Energy 9.88%		234,370,163

Energy Equipment & Services 2.20%
BJ Services Company	2,523,475	52,160,228

Oil, Gas & Consumable Fuels 7.68%
Apache Corp.	472,350	46,654,009
BP PLC, SADR (L)	845,450	47,446,654
Exxon Mobil Corp.	891,725	57,453,842
Valero Energy Corp.	1,664,247	30,655,430

Financials 31.21%		740,461,535

Capital Markets 5.59%
Morgan Stanley	1,549,075	41,484,229
State Street Corp.	840,675	36,048,144
UBS AG (I)(L)	4,232,554	55,065,528

Commercial Banks 4.60%
Comerica, Inc.	1,583,343	54,641,167
PNC Financial Services Group, Inc. (L)	984,503	54,571,001

Consumer Finance 1.39%
Capital One Financial Corp. (L)	892,976	32,915,095

Diversified Financial Services 5.90%
Bank of America Corp. (L)	3,058,675	46,430,686
Citigroup, Inc. (I) (L)	14,894,602	49,450,079
JPMorgan Chase & Company	1,135,225	44,205,661

Insurance 13.73%
Allstate Corp.	2,982,400	89,263,232
Axis Capital Holdings, Ltd.	2,130,465	61,357,392
Fidelity National Financial, Inc., Class A	2,580,649	33,290,372

2

John Hancock Classic Value Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Shares	Value
Financials (continued)
Hartford Financial Services Group, Inc.		1,042,325	$25,005,377
MetLife, Inc.		1,195,700	42,232,124
Torchmark Corp.		1,659,275	74,501,448

Health Care 7.37%			174,868,055

Health Care Equipment & Supplies 2.27%
Zimmer Holdings, Inc. (I)		955,282	53,801,482

Health Care Providers & Services 3.51%
Aetna, Inc.		1,942,075	58,203,988
Cardinal Health, Inc.		760,975	25,165,443

Pharmaceuticals 1.59%
Johnson & Johnson		599,700	37,697,142

Industrials 11.06%			262,448,663

Aerospace & Defense 10.72%
Boeing Company		1,405,525	85,174,815
L-3 Communications Holdings, Inc.		831,998	69,338,713
Northrop Grumman Corp.		1,765,775	99,942,865

Electrical Equipment 0.34%
Cooper Industries PLC		186,300	7,992,270

Information Technology 14.06%			333,598,542

Communications Equipment 3.08%
Alcatel-Lucent, SADR (I)(L)		16,736,946	55,734,030
Motorola, Inc. (I)		2,834,506	17,432,212

Computers & Peripherals 2.44%
Dell, Inc. (I)		4,483,160	57,832,764

Electronic Equipment, Instruments & Components 3.59%
Tyco Electronics, Ltd.		3,420,297	85,096,989

Software 4.95%
CA, Inc.		3,312,255	73,002,100
Microsoft Corp.		1,579,150	44,500,447

Utilities 4.41%			104,628,164

Electric Utilities 1.67%
Edison International		1,192,425	39,731,601

Multi-Utilities 2.74%
Sempra Energy		1,278,750	64,896,563

Short-Term Investments 9.63%			$228,375,224
(Cost $228,332,187)

		Shares	Value

Cash Equivalents 6.59%			156,402,224
John Hancock Collateral Investment Trust(W)	0.2068%(Y)	15,624,442	156,402,224

3

John Hancock Classic Value Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Par value	Value
Repurchase Agreement 3.04%		$71,973,000
Repurchase Agreement with State Street Corp. dated 01/29/2010 at
0.01% to be repurchased at $71,973,060 on 02/01/2010,
collateralized by $67,510,000 Federal National Mortgage
Association, 4.50% due 01/15/2014 (valued at $73,417,125,
including interest)	$71,973,000	71,973,000

Total investments (Cost $2,635,719,538)† 108.41%		$2,572,281,348

Other assets and liabilities, net (8.41%)		($199,654,134)

Total net assets 100.00%	$2,372,627,214

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of January 31, 2010.

(W) Investment in an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of January 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $2,758,865,125. Net unrealized depreciation aggregated $186,583,777, of which $281,811,750 related to appreciated investment securities and $468,395,527 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of Manulife Financial Corporation, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which

5

may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010 by major security category or security type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
Investments in Securities	01/31/10	Price	Inputs	Inputs
Consumer Discretionary	$401,604,962	$401,604,962	—	—
Consumer Staples	91,926,040	91,926,040	—	—
Energy	234,370,163	234,370,163	—	—
Financials	740,461,535	740,461,535	—	—
Health Care	174,868,055	174,868,055	—	—
Industrials	262,448,663	262,448,663	—	—
Information Technology	333,598,542	333,598,542	—	—
Utilities	104,628,164	104,628,164	—	—
Short-Term Investments	228,375,224	156,402,224	$71,973,000	—
Total Investments in Securities	$2,572,281,348	$2,500,308,348	$71,973,000	—

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund receives compensation for lending its securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

7

380Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	March 22, 2010